Related parties (Detail 3) - CHF (SFr)		12 Months Ended
		Dec. 31, 2017		Dec. 31, 2016
Loans Advances And Mortgages To Key Management Personnel [Line Items]
Balance at the beginning of the year	[1]	SFr 41,000,000	[2]	SFr 33,000,000
Additions	[1]	1,000,000		21,000,000
Reductions	[1]	(1,000,000)		(13,000,000)
Balance at the end of the year	[1],[2]	41,000,000		41,000,000
Unused uncommitted credit facilities of one GEB and one BoD member		5,196,294		2,684,498
UBS AG
Loans Advances And Mortgages To Key Management Personnel [Line Items]
Balance at the beginning of the year	[1]	33,000,000	[3]	33,000,000
Additions	[1]	1,000,000		13,000,000
Reductions	[1]	(1,000,000)		(13,000,000)
Balance at the end of the year	[1],[3]	34,000,000		33,000,000
Unused uncommitted credit facilities of one GEB and one BoD member		SFr 5,196,294		SFr 2,684,498

[1]	All loans are secured loans.
[2]	Excludes unused uncommitted credit facilities for two GEB members and one BoD member of CHF 5,196,294 as of 31 December 2017 and for one GEB and one BoD member of CHF 2,684,498 as of 31 December 2016.
[3]	Excludes unused uncommitted credit facilities for two EB members and one BoD member of CHF 5,196,294 as of 31 December 2017 and for one EB and one BoD member of CHF 2,684,498 as of 31 December 2016.